Document And Entity Information	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity Registrant Name	Duluth Holdings Inc.
Entity Central Index Key	0001649744
Entity Emerging Growth Company	false
Entity File Number	001-37641
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-1564801
Entity Address, Address Line One	201 East Front Street
Entity Address, City or Town	Mount Horeb
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53572
City Area Code	608
Local Phone Number	424-1544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, No Par Value
Trading Symbol	DLTH
Security Exchange Name	NASDAQ